Significant Events During the Reporting Period	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Events During The Reporting Period [Abstract]
SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

NOTE 7:- SIGNIFICANT EVENTS DURING THE REPORTING PERIOD

a.

There has been no material impact of the COVID-19 pandemic on the Company’s operations during the reporting period, other than for a single incident with a supplier that caused a delay in the development and production of a research drug.

While the final implications of the COVID-19 pandemic are difficult to estimate at this stage, it is clear that it has affected the lives of a large portion of the global population. Due to the new outbreak of COVID-19 in Asia in late 2022, the Company cannot estimate, the impact, if any, the outbreak and any measures taken by governments, health officials or by the Company in response to such outbreak, could have on the Company’s business, results of operations and financial condition. The Company’s wide geographical spread of its clinical sites may mitigate the potential risk of significant damage to its business devolvement, however there is no guarantee these measures will be successful.

The COVID-19 pandemic and the new outbreak in Asia and its mitigation measures have also negatively impacted global economic conditions, which, in turn, could adversely affect the Company’s business, results of operations and financial condition. The extent to which the COVID-19 outbreak continues to impact the Company’s financial condition will depend on future developments that are highly uncertain and cannot be predicted, including new government actions or restrictions, new information that may emerge concerning the severity, longevity and impact of the COVID-19 pandemic on economic activity.

b.	On January 3, 2022 (the “2022 Grant Date”), the Board approved the grant of 178,140 share options to purchase ordinary shares under the Company’s 2015 Share Option Plan to certain directors, officers, employees and consultants, some of which required the approval of the general meeting of the Company’s shareholders, which was obtained on February 10, 2022. The vesting commencement date for all of the options granted, is April 21, 2021. The share options vest on a quarterly basis over a period of three years and expire on January 3, 2028. The exercise price was set at $6.50 per share.